ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2013
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Balance at beginning of year	842	2,714	6,752
Additions	1,872	4,038	5,358

Balance at end of year	2,714	6,752	12,110